UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04358

T. Rowe Price New America Growth Fund

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

New America Growth Fund	September 30, 2014

T. Rowe Price New America Growth Fund

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.6%		
CONSUMER DISCRETIONARY 22.1%		
Hotels, Restaurants & Leisure 5.0%		
Chipotle Mexican Grill (1)	66,300	44,195
Hilton Worldwide Holdings (1)	373,640	9,203
Las Vegas Sands	392,400	24,411
Norwegian Cruise Line Holdings (1)	177,000	6,375
Papa John's International	160,100	6,402
Starbucks	975,773	73,632
Wynn Macau (HKD)	4,780,000	15,221
Wynn Resorts	121,600	22,749
Yum! Brands	182,700	13,151
		215,339
Household Durables 1.2%		
Harman International	346,825	34,003
Lennar, Class A	430,700	16,724
		50,727
Internet & Catalog Retail 8.3%		
Amazon.com (1)	556,000	179,277
Netflix (1)	122,700	55,360
Priceline (1)	70,200	81,332
Qunar Cayman Islands, ADR (1)	585,404	16,187
TripAdvisor (1)	224,900	20,560
		352,716
Media 3.0%		
Comcast, Class A	487,600	26,223
Liberty Global, Series A (1)	374,500	15,931
Liberty Global, Series C (1)	395,900	16,238
Walt Disney	772,470	68,773
		127,165

Multiline Retail 0.2%		
Dollar Tree (1)	153,800	8,624
		8,624
Specialty Retail 2.4%		
CarMax (1)	474,400	22,036
Home Depot	117,200	10,752
Lowe's	528,600	27,973
Lumber Liquidators (1)	211,300	12,124
O'Reilly Automotive (1)	139,100	20,915
TSC	159,300	9,799
		103,599
Textiles, Apparel & Luxury Goods 2.0%		
Kate Spade (1)	717,012	18,807
Nike, Class B	389,500	34,744
Richemont, Class A (CHF)	233,626	19,145
The Swatch Group (CHF)	22,092	10,467
		83,163
Total Consumer Discretionary		941,333
CONSUMER STAPLES 3.4%		
Beverages 1.2%		
PepsiCo	531,500	49,477
		49,477
Food & Staples Retailing 2.2%		
CVS Health	978,300	77,863
Whole Foods Market	484,900	18,480
		96,343
Total Consumer Staples		145,820

ENERGY 4.9%		
Oil, Gas & Consumable Fuels 4.9%		
Antero Resources (1)	224,200	12,306
Cimarex Energy	163,101	20,637
Concho Resources (1)	341,277	42,793
Continental Resources (1)	129,900	8,636
EQT	270,300	24,743
Pioneer Natural Resources	419,000	82,531
WPX Energy (1)	777,900	18,716
Total Energy		210,362
FINANCIALS 8.2%		
Banks 0.9%		
Citigroup	729,000	37,777
		37,777
Capital Markets 3.9%		
Ameriprise Financial	412,400	50,882
BlackRock	115,600	37,954
Evercore Partners	220,934	10,384
State Street	317,200	23,349
TD Ameritrade Holding	1,347,778	44,975
		167,544
Consumer Finance 1.0%		
American Express	145,900	12,772
Discover Financial	481,700	31,017
		43,789
Diversified Financial Services 0.5%		
Intercontinental Exchange	95,400	18,608
		18,608

Insurance 0.4%		
FNF	620,500	17,212
		17,212
Real Estate Investment Trusts 1.5%		
Crown Castle International, REIT	776,839	62,559
		62,559
Total Financials		347,489
HEALTH CARE 15.3%		
Biotechnology 7.4%		
ACADIA Pharmaceuticals (1)	600,600	14,871
Acceleron Pharma (1)	217,076	6,564
Alexion Pharmaceuticals (1)	254,400	42,185
Alnylam Pharmaceuticals (1)	255,095	19,923
Biogen Idec (1)	211,000	69,801
Gilead Sciences (1)	827,624	88,101
Intercept Pharmaceuticals (1)	15,600	3,692
Isis Pharmaceuticals (1)	255,600	9,925
Regeneron Pharmaceuticals (1)	30,600	11,032
Regulus Therapeutics (1)	322,900	2,206
Seattle Genetics (1)	234,972	8,736
Vertex Pharmaceuticals (1)	334,800	37,601
		314,637
Health Care Equipment & Supplies 1.6%		
Align Technology (1)	316,387	16,351
IDEXX Laboratories (1)	143,600	16,920
Intuitive Surgical (1)	79,800	36,853
		70,124
Health Care Providers & Services 2.9%		
Henry Schein (1)	100,200	11,670
McKesson	352,712	68,663

UnitedHealth Group	518,100	44,686
		125,019
Life Sciences Tools & Services 1.8%		
Illumina (1)	166,151	27,235
Thermo Fisher Scientific	398,600	48,510
		75,745
Pharmaceuticals 1.6%		
Allergan	245,900	43,817
Hospira (1)	480,000	24,974
		68,791
Total Health Care		654,316
INDUSTRIALS & BUSINESS SERVICES 12.8%		
Aerospace & Defense 4.1%		
Boeing	998,200	127,151
Precision Castparts	17,900	4,240
United Technologies	406,800	42,958
		174,349
Air Freight & Logistics 1.0%		
FedEx	271,400	43,817
		43,817
Airlines 1.9%		
American Airlines	1,053,900	37,392
Delta Air Lines	1,135,400	41,045
		78,437
Commercial Services & Supplies 1.4%		
IHS (1)	239,429	29,974
Tyco International	626,800	27,937
		57,911

Electrical Equipment 0.2%		
Generac Holdings (1)	225,902	9,158
		9,158
Industrial Conglomerates 2.5%		
3M	30,523	4,324
Danaher	659,300	50,094
Roper Industries	361,500	52,884
		107,302
Machinery 0.6%		
PACCAR	409,400	23,285
		23,285
Professional Services 0.5%		
Corporate Executive Board	30,148	1,811
Equifax	277,083	20,709
		22,520
Road & Rail 0.6%		
Kansas City Southern	223,648	27,106
		27,106
Total Industrials & Business Services		543,885
INFORMATION TECHNOLOGY 28.1%		
Communications Equipment 0.5%		
QUALCOMM	315,400	23,582
		23,582
Internet Software & Services 15.6%		
Akamai Technologies (1)	141,911	8,486
Alibaba Group Holding, ADR (1)	676,299	60,089
Baidu, ADR (1)	369,292	80,591
Facebook (1)	962,000	76,036
Google, Class A (1)	169,200	99,559

Technology Hardware, Storage & Peripherals 3.6%		
Apple	1,513,100	152,445
		152,445
Total Information Technology		1,199,013
MATERIALS 3.8%		
Chemicals 3.0%		
Celanese, Series A	140,000	8,193
Ecolab	403,800	46,368
Monsanto	167,200	18,812
Praxair	129,700	16,731
Sherwin-Williams	166,000	36,352
		126,456
Construction Materials 0.8%		
James Hardie Industries, GDR (AUD)	527,674	5,534
Martin Marietta Materials	235,200	30,327
		35,861
Total Materials		162,317
Total Common Stocks (Cost $3,238,001)		4,204,535
CONVERTIBLE PREFERRED STOCKS 0.2%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Dropbox, Series C, Acquisition Date: 1/30/14 Cost $6,721 (1)(2)(3)	351,865	6,721
LivingSocial, Series E, Acquisition Date: 4/1/11 Cost $4,140 (1)(2)(3)	732,600	322
Total Convertible Preferred Stocks (Cost $10,861)		7,043

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New America Growth Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price New America Growth Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 30, 1985. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended September 30, 2014.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2014, totaled $(118,000) for the period ended September 30, 2014.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2014, the cost of investments for federal income tax purposes was $3,303,906,000. Net unrealized gain aggregated $962,690,000 at period-end, of which $1,016,776,000 related to appreciated investments and $54,086,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 21, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 21, 2014